SUPPLEMENT TO THE PROSPECTUSES

                       CREDIT SUISSE INSTITUTIONAL FUND -
                           LARGE CAP VALUE PORTFOLIO

                       CREDIT SUISSE INSTITUTIONAL FUND -
                           SMALL CAP VALUE PORTFOLIO

                       CREDIT SUISSE LARGE CAP VALUE FUND

                       CREDIT SUISSE SMALL CAP VALUE FUND

                 CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

                 CREDIT SUISSE TRUST - SMALL CAP VALUE PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses.

     Stephen J. Kaszynski (see biography below) joins the Credit Suisse Value Team, which is responsible for the day-to-day management of the fund. The current members of the team are Scott Lewis and Robert E. Rescoe. Stanley A. Nabi is no longer a member of the team.

   TEAM MEMBER BIOGRAPHY

     STEPHEN J. KASZYNSKI, CFA, Managing Director, is head of U.S. value equities. He joined CSAM in 2004 from D.A. Capital Management, of which he was a co-founder and a managing member of the firm's hedge fund, D.A. Long/Short Equity LP, from 2001 to 2003. Previously, Mr. Kaszynski was a partner at Invesco Capital Management where, during his tenure from 1985 to 2001, he was team leader of the institutional large-capitalization value equity product and a senior member of the institutional small-capitalization value equity team. Before coming to Invesco, he was a Vice President and senior equity portfolio manager at Gardner & Preston Moss, which he joined in 1982 and was acquired by Invesco in 1985; and a management consultant at Touche Ross. Mr. Kaszynski holds a B.A. in economics from Knox College and an M.B.A. in finance from the University of Chicago Graduate School of Business.

The biographies of the other team members are in the Prospectuses.

Dated: January 30, 2004                                        16-0104
                                                               for
                                                               CSINU
                                                               CSISC
                                                               CSCSC
                                                               ADLCV
                                                               CSDVI
                                                               TRLCV
                                                               TRSCV
                                                               CSTSC
                                                               2004-02